Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow [Line Items]
Interest paid	$ 105	$ 107	$ 113
Income taxes paid, net of refunds received	(38)	78	90
Cash receipts upon exercise of stock options	0	1	29
Cash disbursements for payment of taxes	(11)	(10)	(11)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$ (11)	$ (9)	$ 18
Common Shares
Supplemental Cash Flow [Line Items]
Common Shares withheld (in shares)	376,000	452,000	1,550,000
Aggregate value of Common Shares withheld	$ 11	$ 23	$ 73